ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE
Schedule of accounts receivable
	December 31,
	2011	2012
Accounts receivables	$70,711,270	$46,158,050
Less: Allowance for doubtful accounts	(4,427,016)	(9,414,581)
	$66,284,254	$36,743,469

Schedule of movements in allowance for doubtful accounts
	December 31,
	2011	2012
Balance at beginning of the year	$1,241,874	$4,427,016
Foreign exchange adjustment	117,793	35,972
Current year additions	3,067,349	4,951,593
	$4,427,016	$9,414,581